Contract revenue - Disaggregation of Contract Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total fee and other revenue	$ 13,157	$ 12,873	$ 13,313
Net (income) loss attributable to noncontrolling interests	(2)	13	(12)
Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	12,185	12,086	12,066
Fee and other revenue - not in scope of ASC 606	970	800	1,235
Total fee and other revenue	13,155	12,886	13,301
Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	8,800	8,488	8,233
Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,063	3,299	3,552
Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	52	55	68
Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	149	130	112
Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	121	114	101
Securities Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	5,238	5,139	5,075
Fee and other revenue - not in scope of ASC 606	817	865	743
Total fee and other revenue	6,055	6,004	5,818
Securities Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	4,959	4,890	4,919
Securities Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	0	0	0
Securities Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	37	30	19
Securities Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	6	4	5
Securities Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	236	215	132
Market and Wealth Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,946	3,687	3,349
Fee and other revenue - not in scope of ASC 606	198	185	234
Total fee and other revenue	4,144	3,872	3,583
Market and Wealth Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,805	3,564	3,284
Market and Wealth Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	18	23	18
Market and Wealth Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	14	23	48
Market and Wealth Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(98)	(66)	(5)
Market and Wealth Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	207	143	4
Investment and Wealth Management | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,075	3,337	3,731
Fee and other revenue - not in scope of ASC 606	(98)	(15)	118
Total fee and other revenue	2,977	3,322	3,849
Net (income) loss attributable to noncontrolling interests	(2)	13	(12)
Investment and Wealth Management | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	99	99	100
Investment and Wealth Management | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,057	3,290	3,553
Investment and Wealth Management | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	1	1	0
Investment and Wealth Management | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	241	192	113
Investment and Wealth Management | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(323)	(245)	(35)
Other | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(74)	(77)	(89)
Fee and other revenue - not in scope of ASC 606	53	(235)	140
Total fee and other revenue	(21)	(312)	51
Other | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(63)	(65)	(70)
Other | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(12)	(14)	(19)
Other | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	0	1	1
Other | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	0	0	(1)
Other | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	$ 1	$ 1	$ 0